Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Information by segments

The following tables present summary information by segment for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31, 2022
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	5,228,965	1,238,435	42,769	6,510,169
Cost of revenues	(2,453,734)	(455,891)	(1,248)	(2,910,873)
Gross profit	2,775,231	782,544	41,521	3,599,296
Operating expenses:
General and administrative expenses	(635,522)	(3,884,373)	(52,759)	(4,572,654)
Total operating expenses	(635,522)	(3,884,373)	(52,759)	(4,572,654)

Income (loss) from operations	2,139,709	(3,101,829)	(11,238)	(973,358)

Other income, net:
Other income	58,664	232,677	150,000	441,341
Interest expense	(32,336)	(98,532)	-	(130,868)
Other expense	-	(5,946)	-	(5,946)
Total other (loss) income	26,328	128,199	150,000	304,527

Income (loss) before tax expense	2,166,037	(2,973,630)	138,762	(668,831)
Income tax expense	(118,681)	-	-	(118,681)
Net income (loss)	2,047,356	(2,973,630)	138,762	(787,512)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14 Segmental reporting (cont’d)

	For the year ended December 31, 2023
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	3,633,740	1,053,185	-	4,686,925
Cost of revenues	(1,985,601)	(258,885)	-	(2,244,486)
Gross profit	1,648,139	794,300	-	2,442,439
Operating expenses:
General and administrative expenses	(91,391)	(4,369,709)	(526,398)	(4,987,498)
IPO related expenses	-	-	(5,003,802)	(5,003,802)
Total operating expenses	(91,391)	(4,369,709)	(5,530,200)	(9,991,300)

Income (loss) from operations	1,556,748	(3,575,409)	(5,530,200)	(7,548,861)

Other income, net:
Other income	94,514	163,606	7,088	265,208
Interest expense	(14,070)	(168,976)	-	(183,046)
Other expense	-	(18,678)	(62,410)	(81,088)
Total other income (loss)	80,444	(24,048)	(55,322)	1,074

Income (loss) before tax expense	1,637,192	(3,599,457)	(5,585,522)	(7,547,787)
Income tax expense	-	(11,024)	(12,062)	(23,086)
Net income (loss)	1,637,192	(3,610,481)	(5,597,584)	(7,570,873)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14 Segmental reporting (cont’d)

	For the year ended December 31, 2024
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	1,535,783	2,237,541	-	3,773,324
Cost of revenues	(768,545)	(743,382)	-	(1,511,927)
Gross profit	767,238	1,494,159	-	2,261,397
Operating expenses:
General and administrative expenses	(869,078)	(4,360,352)	(1,454,298)	(6,683,728)
Total operating expenses	(869,078)	(4,360,352)	(1,454,298)	(6,683,728)

Loss from operations	(101,840)	(2,866,193)	(1,454,298)	(4,422,331)

Other income, net:
Other income	22,500	153,109	931	176,540
Interest expense	(662)	(33,573)	(611)	(34,846)
Other expense	(7,218)	(13,621)	(31)	(20,870)
Total other income	14,620	105,915	289	120,824

Loss before tax expense	(87,220)	(2,760,278)	(1,454,009)	(4,301,507)
Income tax expense	345,455	11,025	12,062	368,542
Net income (loss)	258,235	(2,749,253)	(1,441,947)	(3,932,965)

Schedule of disaggregated by the timing of revenue recognition

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2022
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	4,807,275	213,701	5,020,976
Over time	421,690	1,067,503	1,489,193

	For the year ended December 31, 2023
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,385,605	167,736	3,553,341
Over time	248,135	885,449	1,133,584

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14 Segmental reporting (cont’d)

	For the year ended December 31, 2024
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	1,031,350	1,000,734	2,032,084
Over time	504,433	1,236,807	1,741,240